UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

________

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73013

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2017

Date of reporting period: November 30, 2017

Item 1. Reports to Stockholders.

Exchange Traded Concepts TrusT Hull Tactical US ETF

Annual Report

November 30, 2017

Hull Tactical US ETF

Table of Contents

Management Discussion of Fund Performance	1
Schedule of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Report of Independent Registered Public Accounting Firm	16
Trustees and Officers of the Trust	17
Disclosure of Fund Expenses	20
Notice to Shareholders	21
Supplemental Information	22

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (844) 485-5383 ((844) Hull ETF); and (ii) on the Commission’s website at http://www.sec.gov.

Hull Tactical US ETF

Management Discussion of Fund Performance

November 30, 2017 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Hull Tactical US ETF (Ticker: HTUS) (the “Fund”). The following information pertains to the fiscal period of December 1, 2016 through November 30, 2017.

The Fund is actively managed and seeks to realize long-term appreciation from investments in the U.S. equity, derivative and Treasury markets, independent of market direction. The target position is updated daily; with a maximum long of 200% invested and maximum short of -100% invested. Short positions are implemented through the use of derivatives, which allows for a desired exposure without owning the underlying security. This typically creates positive performance when the broad market is moving lower and negative performance when the market is moving higher.

The Fund experienced positive performance during the fiscal period ending on November 30, 2017. The market price for HTUS increased 11.48% and the NAV increased 11.60%, while the S&P 500 Index, a broad market index, 22.87% over the same period.

The Fund began trading on June 24, 2015, with outstanding shares rising to 3,450,000 as of November 30, 2017.

We appreciate your investment in the Hull Tactical US ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value.

Citigroup 3-Month Treasury Bill Index is an unmanaged index composed of three-month Treasury bills.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Hull Tactical US ETF

Management Discussion of Fund Performance

November 30, 2017 (Unaudited) (Concluded)

Growth of a $10,000 Investment‡
(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2017
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Hull Tactical US ETF	11.60%	11.48%	7.55%	7.57%
60/40 Hybrid consisting of S&P 500 Index and Citigroup 3-Month Treasury Bill Index	13.57%	13.57%	7.44%	7.44%
S&P 500 Index	22.87%	22.87%	12.14%	12.14%
Citigroup 3-Month Treasury Bill Index	0.77%	0.77%	0.42%	0.42%

*	Fund commenced operations on June 24, 2015.
‡	Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Please visit www.hulltacticalfunds.com or call (844) 485-5383 ((844) Hull ETF) for most recent month end performance and expenses.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance on page 1.

Hull Tactical US ETF

Schedule of Investments

November 30, 2017

Description	Shares	Fair Value
EXCHANGE-TRADED FUND — 69.1%
SPDR S&P 500 ETF Trust‡
(Cost $64,842,750)	258,357	$68,467,189

U.S. TREASURY OBLIGATION — 9.2%
U.S. Treasury Bill(1)(2)
0.86%, 03/01/2018 (Cost $9,140,581)	9,160,000	9,131,432

Total Investments — 78.3%
(Cost $73,983,331)		$77,598,621

Percentages based on Net Assets of $99,135,518.

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipt

S&P — Standard & Poor’s

(1)	The rate reported is the effective yield at the time of purchase.

(2)	A portion of this security is held as collateral for investments in futures contracts.

‡	The Fund’s investment in the SPDR S&P 500 ETF Trust represents greater than 25% of the Fund’s total investments. The SPDR S&P 500 ETF Trust seeks to track as closely as possible, before fees and expenses, the total return of the S&P 500 Index. For further financial information, available upon request at no charge, on the SPDR S&P 500 ETF Trust, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The following is a list of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$68,467,189	$—	$—	$68,467,189
U.S. Treasury Obligation	—	9,131,432	—	9,131,432
Total Investments in Securities	$68,467,189	$9,131,432	$—	$77,598,621

For the year ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF

Statement of Assets and Liabilities

November 30, 2017

Assets:
Investments at Cost	$73,983,331
Investments at Fair Value	$77,598,621
Cash and Cash Equivalents	28,965,746
Deposits with Broker for Futures	306,651
Receivable for Investment Securities Sold	7,101,970
Total Assets	113,972,988

Liabilities:
Payable for Investment Securities Purchased	14,764,583
Advisory Fees Payable	72,887
Total Liabilities	14,837,470

Net Assets	$99,135,518

Net Assets Consist of:
Paid-in Capital	$88,134,962
Undistributed Net Investment Income	197,693
Accumulated Net Realized Gain on Investments and Futures Contracts	7,187,573
Net Unrealized Appreciation on Investments	3,615,290
Net Assets	$99,135,518

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	3,450,000
Net Asset Value, Offering and Redemption Price Per Share	$28.73

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF

Statement of Operations

For the year ended November 30, 2017

Investment Income:
Dividends	$880,965
Interest Income	195,639
Total Investment Income	1,076,604

Expenses:
Advisory Fees	878,911
Total Expenses	878,911

Net Investment Income	197,693

Net Realized Gain on:
Investments(1)	6,571,590
Futures Contracts	640,538
Net Change in Unrealized Appreciation on:
Investments	3,161,012
Net Realized and Unrealized Gain on Investments	10,373,140

Net Increase in Net Assets Resulting from Operations	$10,570,833

(1)	Includes realized gain as a result of in-kind transactions (See Note 5 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF

Statements of Changes in Net Assets

	Year Ended November 30, 2017	Year Ended November 30, 2016
Operations:
Net Investment Income (Loss)	$197,693	$(350,342)
Net Realized Gain on Investments and Futures Contracts(1)	7,212,128	3,806,624
Net Change in Unrealized Appreciation on Investments and Futures Contracts	3,161,012	446,303
Net Increase in Net Assets Resulting from Operations	10,570,833	3,902,585

Distributions to Shareholders:
Net Realized Gains	(3,437,215)	(11,285)
Total Distributions to Shareholders	(3,437,215)	(11,285)

Capital Share Transactions:
Issued	25,522,533	58,167,418
Redeemed	(16,405,815)	(2,652,001)
Increase in Net Assets from Capital Share Transactions	9,116,718	55,515,417

Total Increase in Net Assets	16,250,336	59,406,717

Net Assets:
Beginning of Year	82,885,182	23,478,465
End of Year (Includes Undistributed Net Investment Income of $197,693 and $—)	$99,135,518	$82,885,182

Share Transactions:
Issued	950,000	2,250,000
Redeemed	(600,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	350,000	2,150,000

(1)	Includes realized gain as a result of in-kind transactions (See Note 5 in Notes to the Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF

Financial Highlights

Selected Per Share Data & Ratios
For the Year or Period Ended November 30
For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments		Total from Operations	Distributions from Net Realized Capital Gains		Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(2)
2017	$26.74	$0.06	$2.95		$3.01	$(1.02)		$28.73	$28.74	11.60%		$99,136	0.91%		0.20%		1827%
2016	24.71	(0.16)	2.19		2.03	0.00	(3)	26.74	26.78	8.23		82,885	0.91		(0.63)		5091
2015‡	25.00	(0.10)	(0.19	)(4)	(0.29)	—		24.71	24.73	(1.16	)(5)	23,478	0.91	(6)	(0.89	)(6)	465

*	Per share data calculated using average shares method.

‡	Inception date June 24, 2015.

(1)	Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(3)	Amount represents less than $0.005 per share.

(4)

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales of Fund shares in relation to fluctuating market value of the investments of the Fund.

(5)	Total return for the period has not been annualized.

(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF

Notes to Financial Statements

November 30, 2017

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Hull Tactical US ETF (the “Fund”). The Fund seeks long-term capital appreciation by taking long and short positions in one or more exchange-traded funds (“ETFs”) that seek to track the performance of the S&P 500 Index. The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. HTAA, LLC (the “Investment Sub-Adviser”) and Vident Investment Advisory LLC (the “Trading Sub-Adviser”), serve as the sub-advisers to the Fund. The Fund commenced operations on June 24, 2015.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically at least 25,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the more recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board.

Hull Tactical US ETF

Notes to Financial Statements

November 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued) — The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the fair value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended November 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended November 30, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of November 30, 2017, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Hull Tactical US ETF

Notes to Financial Statements

November 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Futures Contracts — The Fund utilized futures contracts during the year ended November 30, 2017. The Fund used futures contracts to seek the desired long or short exposure to the S&P 500 Index. A margin deposit held at one counter party for the futures contract is included in “Deposits with Broker for Futures” on the Statement of Assets & Liabilities and U.S. Treasury Bills as noted on the Schedule of Investments. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. The Fund invested in futures contracts during the year ended November 30, 2017 that have equity risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. As of November 30, 2017, the Fund has no open futures contracts. The amount of realized gain (loss) on futures contracts is presented on the Statement of Operations as “Net Realized Gain on Futures Contracts.” The change in the net fair value of the futures contracts is included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts.”

For the year ended November 30, 2017, the daily average notional value of long futures contracts held was $3,030,446 and short futures contracts held was $9,929.

Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard minimum creation transaction fee of $500. An Authorized Participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $500. In addition to the fixed creation or redemption transaction fee, an additional transaction fee in $500 increments may apply, based on Creation Units consisting of more than 100 securities. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Hull Tactical US ETF

Notes to Financial Statements

November 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Creation Units (continued) — The following table discloses the Creation Unit breakdown based on the NAV as of November 30, 2017:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Hull Tactical US ETF	50,000	$500	$1,436,500	$500

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. OFFSETTING ASSETS AND LIABILITIES

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of November 30, 2017, the Fund did not hold any financial instruments or derivative instruments that are subject to a master netting arrangement.

4. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC, or the Adviser, is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Investment Sub-Adviser and Trading Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Trading Sub-Adviser and regular review of the Investment Sub-Adviser and Trading Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.91% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

Hull Tactical US ETF

Notes to Financial Statements

November 30, 2017 (Continued)

4. AGREEMENTS (continued)

Sub-Advisory Agreements

HTAA, LLC, or the Investment Sub-Adviser, is a Delaware limited liability company, located at 141 W. Jackson Blvd., Suite 1650, Chicago, Illinois 60604. The Investment Sub-Adviser is a wholly-owned subsidiary of Hull Investments, LLC. Other than certain functions delegated to the Trading Sub-Adviser, as discussed further below, the Investment Sub-Adviser is responsible for the day-to-day management of the Fund. The Investment Sub-Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Investment Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.81% on the average daily net assets of the Fund. The Investment Sub-Adviser has agreed to assume the Adviser’s responsibility to pay, or cause to be paid, all expenses of the Fund, except Excluded Expenses.

Vident Investment Advisory, LLC, or the Trading Sub-Adviser, is a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. The Trading Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Trading Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate as follows: 1) 5 basis points on $0 - $250 million in assets; 2) 4 basis points on the next $250 - $500 million in assets; and 3) 3 basis points on all assets above $500 million; subject to an annual minimum fee of $35,000.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the year ended November 30, 2017, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

5. INVESTMENT TRANSACTIONS

For the year ended November 30, 2017, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Hull Tactical US ETF	$1,278,516,648	$1,249,718,420

Hull Tactical US ETF

Notes to Financial Statements

November 30, 2017 (Continued)

5. INVESTMENT TRANSACTIONS (continued)

For the year ended November 30, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
Hull Tactical US ETF	$12,551,132	$5,820,136	$20,310

For the year ended November 30, 2017, the purchases or sales of long-term U.S. Government securities by the Fund were:

	Purchases	Sales and Maturities
Hull Tactical US ETF	$9,874,601	$795,059

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss) as appropriate, in the year that the differences arise.

Accordingly, the following permanent differences primarily attributable to redemptions in-kind have been reclassified within the components of net assets for the year ended November 30, 2017:

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Hull Tactical US ETF	$—	$(20,310)	$20,310

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal periods were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
Hull Tactical US ETF
2017	$3,082,785	$354,430	$3,437,215
2016	11,285	—	11,285

As of November 30, 2017, the components of distributable earnings on a tax basis were as follows:

Hull Tactical US ETF
Undistributed Ordinary Income	$7,149,963
Undistributed Long-Term Capital Gain	384,040
Unrealized Appreciation	3,481,927
Other Accumulated Losses	(15,374)
Total Distributable Earnings	$11,000,556

Hull Tactical US ETF

Notes to Financial Statements

November 30, 2017 (Continued)

6. TAX INFORMATION (continued)

For Federal income tax purposes, the cost of securities owned at November 30, 2017, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at November 30, 2017, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Hull Tactical US ETF	$74,116,694	$3,491,076	$(9,149)	$3,481,927

7. RISKS OF INVESTING IN THE FUND

As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities and instruments issued by or economically tied to U.S. issuers.

Concentration Risk

The Fund may be susceptible to an increased risk of loss due to adverse occurrences to the extent the Fund’s investments are concentrated in a particular country, region, market, group of industries, sector or asset class. The ETFs that the Fund invests in track a subset of the U.S. stock market, which could cause the Fund to perform differently than the overall stock market. The S&P 500 Index may, at times, become focused in stocks of a particular sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Derivatives Risk

The Fund uses futures contracts, which is a type of derivative contract. Underlying ETFs, and in particular leveraged and inverse ETFs, may use futures contracts and other types of derivatives, such as options and options on futures and enter into swap agreements. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or an asset, rate or, in the case of the Fund, a specified index – the S&P 500. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

Model and Data Risk

The Investment Sub-Adviser utilizes, in part, proprietary, analytical investment models to attempt to predict the performance of the S&P 500 Index. The use of predictive models has inherent risks. Because the use of predictive models are usually constructed based on data supplied by third parties, the success of using such models as part of the Investment Sub-Adviser’s investment approach may depend heavily on the accuracy and reliability of the supplied data. If incorrect data is used, the resulting information will be incorrect, which could cause the Fund to underperform. In addition, the models may not perform as intended for many reasons, including errors, omissions, imperfections or malfunctions.

Hull Tactical US ETF

Notes to Financial Statements

November 30, 2017 (Concluded)

7. RISKS OF INVESTING IN THE FUND (continued)

Underlying ETF Risk

The Fund will invest in (and short) ETFs, and its performance will be directly related to the performance of the Underlying ETFs. Through its positions in these Underlying ETFs, the Fund will be subject to the risks associated with such vehicles, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase in the case of short positions).

Lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio investment. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the Underlying ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in Underlying ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

8. OTHER

At November 30, 2017, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by five Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

9. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

10. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

On December 26, 2017 the Fund declared a distribution payable of $0.16276 per share of ordinary income, $1.7409 per share of short-term capital gains, and $0.0993 per share of long-term capital gains, to shareholders of record on December 27, 2017, and payable on December 29, 2017.

Hull Tactical US ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Hull Tactical US ETF and
Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hull Tactical US ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of November 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hull Tactical US ETF as of November 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 29, 2018

Hull Tactical US ETF

Trustees and Officers of the Trust

(Unaudited)

The following chart lists Trustees and Officers as of November 30, 2017.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

Set forth below are the names, years of birth, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling (844) 485-5383 ((844) Hull ETF).

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 – Chief Executive Officer and Secretary, 2011 – present – President; Exchange Traded Concepts, LLC, 2009 to present – Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present – President	11	ETF Series Solutions (2012-2014) – Trustee
Independent Trustees
David M. Mahle c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1944)	Trustee	Since 2011	Jones Day, 2012 to present – Consultant; Jones Day, 2008 to 2011 – Of Counsel; Jones Day, 1988 to 2008 – Partner	16	Exchange Listed Funds Trust (5) – Trustee, Source ETF Trust (2014-2015) – Trustee
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present – Independent Advisor; Oppenheimer Funds, Inc., 2007 to 2009 – President	16	New Mountain Finance Corp. – Director; Exchange Listed Funds Trust (5) – Trustee; Source ETF Trust (2014-2015) – Trustee

Hull Tactical US ETF

Trustees and Officers of the Trust

(Unaudited) (Continued)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Mark Zurack c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1957)	Trustee	Since 2011	Columbia Business School, 2002 to present – Professor	11	AQR Funds (42) – Trustee; Source ETF Trust (2014-2015) – Trustee
Timothy Jacoby c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1952)	Trustee	Since 2014	Deloitte & Touche LLP, 2000 to 2014 – Partner	16	Exchange Listed Funds Trust (5) – Trustee; Source ETF Trust (2014-2015) – Trustee; Edward Jones Money Market Fund – Trustee

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

Hull Tactical US ETF

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 – Chief Executive Officer and Secretary, 2011 to present – President; Exchange Traded Concepts, LLC, 2009 to present – Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present – President

ETF Series Solutions, 2012-2014 – Trustee
Richard Hogan c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1963)	Secretary	Since 2011

Managing Member, Yorkville ETF Advisors, 2011 to 2016; Exchange Traded Concepts, LLC, 2011 to present – Director; Private Investor – 2003 to present; Exchange Traded Concepts Trust, 2011 to present – Secretary; Yorkville ETF Advisors, 2011 to 2016 – Managing Member

Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Listed Funds Trust (5) – Trustee
James J. Baker Jr. c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1951)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to 2016 – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President	None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present	None
Alyssa Garie c/o Cipperman Compliance Services LLC 480 Swedesford Road, Suite 300 Wayne, PA 19087 (1984)	Chief Compliance Officer	Since 2017	Cipperman Compliance Services, LLC, 2014 to present – Vice President; Mondrian Investment Partners (U.S.), Inc. 2006 to 2013 – Senior Associate.	None

Hull Tactical US ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2017 to November 30, 2017) (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 06/01/17	Ending Account Value 11/30/17	Annualized Expense Ratios	Expenses Paid During Period(1)
Hull Tactical US ETF
Actual Fund Return	$ 1,000.00	$ 1,070.50	0.91%	$4.72
Hypothetical 5% Return	$ 1,000.00	$ 1,020.51	0.91%	$4.61

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365.

Hull Tactical US ETF

Notice to Shareholders

(Unaudited)

For shareholders that do not have a November 30, 2017 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended November 30, 2017, the Trust is designating the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short-Term Capital Gain(5)
Hull Tactical US ETF	10.31%	89.69%	100.00%	0.00%	0.00%	1.80%	0.00%	100.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Trust to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Hull Tactical US ETF who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Qualifying Interest Income” and is reflected as a percentage of ordinary distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” and is reflected as a percentage of short-term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

Hull Tactical US ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.hulltacticalfunds.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

HTAA, LLC

141 W. Jackson Blvd., Suite 1650

Chicago, IL 60604

Trading Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, GA 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

HTU-AR-001-0300

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year Ended November 2017			Fiscal Year Ended March 2017
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$80,000	$0	$0	$32,000	N/A	N/A
(b)	Audit-Related Fees	$0	$0	$0	N/A	N/A	N/A
(c)	Tax Fees	$21,500	$0	$0	$8,000	N/A	N/A
(d)	All Other Fees	$0	$0	$0	N/A	N/A	N/A

		Fiscal Year Ended November 2016
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$28,500	$0	$0
(b)	Audit-Related Fees	$0	$0	$0
(c)	Tax Fees	$6,000	$0	$0
(d)	All Other Fees	$0	$0	$0

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows (Cohen):

	Fiscal Year Ended November 2017	Fiscal Year Ended March 2017	Fiscal Year Ended November 2016
Audit-Related Fees	0%	0%	0%
Tax Fees	0%	0%	0%
All Other Fees	0%	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal year 2017, 2017, and 2016 were $0, $0, and $0, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Mark Zurack, Timothy Jacoby, David M. Mahle, and Kurt Wolfgruber.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 8, 2018

By	/s/ James J. Baker
James J. Baker Jr., Treasurer

Date: February 8, 2018